Segmented Information - Information by Reportable Segment (Details) - CAD CAD in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenue	CAD 2,015	CAD 1,485	CAD 4,289	CAD 3,257
Energy supply costs	524	488	1,278	1,195
Operating expenses	571	454	1,153	928
Depreciation and amortization	298	232	595	466
Operating income (loss)	622	311	1,263	668
Other income (expenses), net	24	9	55	25
Finance charges	232	150	461	293
Income tax expense (recovery)	102	28	208	70
Net earnings (loss)	312	142	649	330
Non-controlling interests	38	17	65	24
Preference equity shareholders	17	18	33	37
Common equity shareholders	257	107	551	269
Goodwill	11,991	4,018	11,991	4,018	CAD 12,364
Identifiable assets	35,590	24,605	35,590	24,605
Total assets	47,581	28,623	47,581	28,623	CAD 47,904
Gross capital expenditures	719	433	1,428	859
Inter-segment eliminations
Segment Reporting Information [Line Items]
Revenue	(2)	(4)	(6)	(7)
Energy supply costs	(1)	(1)	(1)	(1)
Operating expenses	(1)	(2)	(5)	(5)
Depreciation and amortization	0	0	0	0
Operating income (loss)	0	(1)	0	(1)
Other income (expenses), net	(1)	0	(1)	0
Finance charges	(1)	(1)	(1)	(1)
Income tax expense (recovery)	0	0	0	0
Net earnings (loss)	0	0	0	0
Non-controlling interests	0	0	0	0
Preference equity shareholders	0	0	0	0
Common equity shareholders	0	0	0	0
Goodwill	0	0	0	0
Identifiable assets	(65)	(61)	(65)	(61)
Total assets	(65)	(61)	(65)	(61)
Gross capital expenditures	0	0	0	0
REGULATED | Operating segments
Segment Reporting Information [Line Items]
Revenue	1,957	1,419	4,179	3,164
Energy supply costs	525	473	1,278	1,179
Operating expenses	552	419	1,113	864
Depreciation and amortization	289	224	578	451
Operating income (loss)	591	303	1,210	670
Other income (expenses), net	23	9	54	20
Finance charges	185	116	363	230
Income tax expense (recovery)	132	44	264	103
Net earnings (loss)	297	152	637	357
Non-controlling interests	25	4	47	7
Preference equity shareholders	0	0	0	0
Common equity shareholders	272	148	590	350
Goodwill	11,964	3,991	11,964	3,991
Identifiable assets	34,008	22,959	34,008	22,959
Total assets	45,972	26,950	45,972	26,950
Gross capital expenditures	716	420	1,421	833
REGULATED | Operating segments | United States | ITC
Segment Reporting Information [Line Items]
Revenue	408	0	803	0
Energy supply costs	0	0	0	0
Operating expenses	115	0	227	0
Depreciation and amortization	56	0	110	0
Operating income (loss)	237	0	466	0
Other income (expenses), net	11	0	21	0
Finance charges	67	0	130	0
Income tax expense (recovery)	67	0	132	0
Net earnings (loss)	114	0	225	0
Non-controlling interests	21	0	41	0
Preference equity shareholders	0	0	0	0
Common equity shareholders	93	0	184	0
Goodwill	7,960	0	7,960	0
Identifiable assets	9,925	0	9,925	0
Total assets	17,885	0	17,885	0
Gross capital expenditures	244	0	512	0
REGULATED | Operating segments | United States | UNS Energy
Segment Reporting Information [Line Items]
Revenue	552	490	1,010	930
Energy supply costs	175	176	346	356
Operating expenses	150	146	297	299
Depreciation and amortization	67	65	133	132
Operating income (loss)	160	103	234	143
Other income (expenses), net	3	2	15	4
Finance charges	26	25	52	51
Income tax expense (recovery)	48	24	67	28
Net earnings (loss)	89	56	130	68
Non-controlling interests	0	0	0	0
Preference equity shareholders	0	0	0	0
Common equity shareholders	89	56	130	68
Goodwill	1,793	1,784	1,793	1,784
Identifiable assets	6,903	6,562	6,903	6,562
Total assets	8,696	8,346	8,696	8,346
Gross capital expenditures	121	98	248	218
REGULATED | Operating segments | United States | Central Hudson
Segment Reporting Information [Line Items]
Revenue	206	185	464	434
Energy supply costs	64	52	149	133
Operating expenses	100	89	210	193
Depreciation and amortization	17	15	34	31
Operating income (loss)	25	29	71	77
Other income (expenses), net	2	1	4	2
Finance charges	11	10	21	20
Income tax expense (recovery)	6	8	21	23
Net earnings (loss)	10	12	33	36
Non-controlling interests	0	0	0	0
Preference equity shareholders	0	0	0	0
Common equity shareholders	10	12	33	36
Goodwill	585	582	585	582
Identifiable assets	2,504	2,430	2,504	2,430
Total assets	3,089	3,012	3,089	3,012
Gross capital expenditures	53	60	103	118
REGULATED | Operating segments | Canada | FortisBC Energy
Segment Reporting Information [Line Items]
Revenue	227	201	676	607
Energy supply costs	72	41	254	175
Operating expenses	72	69	144	140
Depreciation and amortization	50	50	100	100
Operating income (loss)	33	41	178	192
Other income (expenses), net	5	4	9	7
Finance charges	29	33	58	64
Income tax expense (recovery)	3	4	26	35
Net earnings (loss)	6	8	103	100
Non-controlling interests	0	0	0	0
Preference equity shareholders	0	0	0	0
Common equity shareholders	6	8	103	100
Goodwill	913	913	913	913
Identifiable assets	5,262	5,063	5,262	5,063
Total assets	6,175	5,976	6,175	5,976
Gross capital expenditures	103	79	197	166
REGULATED | Operating segments | Canada | FortisAlberta
Segment Reporting Information [Line Items]
Revenue	148	144	295	286
Energy supply costs	0	0	0	0
Operating expenses	48	48	100	96
Depreciation and amortization	46	44	95	89
Operating income (loss)	54	52	100	101
Other income (expenses), net	1	0	2	2
Finance charges	24	22	46	42
Income tax expense (recovery)	0	0	0	0
Net earnings (loss)	31	30	56	61
Non-controlling interests	0	0	0	0
Preference equity shareholders	0	0	0	0
Common equity shareholders	31	30	56	61
Goodwill	227	227	227	227
Identifiable assets	4,014	3,717	4,014	3,717
Total assets	4,241	3,944	4,241	3,944
Gross capital expenditures	102	87	195	166
REGULATED | Operating segments | Canada | FortisBC Electric
Segment Reporting Information [Line Items]
Revenue	85	83	198	187
Energy supply costs	21	21	67	61
Operating expenses	21	21	44	43
Depreciation and amortization	15	14	31	28
Operating income (loss)	28	27	56	55
Other income (expenses), net	0	0	0	0
Finance charges	9	9	18	19
Income tax expense (recovery)	3	3	7	6
Net earnings (loss)	16	15	31	30
Non-controlling interests	0	0	0	0
Preference equity shareholders	0	0	0	0
Common equity shareholders	16	15	31	30
Goodwill	235	235	235	235
Identifiable assets	1,920	1,874	1,920	1,874
Total assets	2,155	2,109	2,155	2,109
Gross capital expenditures	25	19	46	38
REGULATED | Operating segments | Canada | Eastern Canadian
Segment Reporting Information [Line Items]
Revenue	251	245	583	574
Energy supply costs	158	154	394	388
Operating expenses	33	34	68	69
Depreciation and amortization	24	23	47	45
Operating income (loss)	36	34	74	72
Other income (expenses), net	1	1	1	1
Finance charges	14	14	28	28
Income tax expense (recovery)	5	5	11	11
Net earnings (loss)	18	16	36	34
Non-controlling interests	0	0	0	0
Preference equity shareholders	0	0	0	0
Common equity shareholders	18	16	36	34
Goodwill	67	67	67	67
Identifiable assets	2,332	2,247	2,332	2,247
Total assets	2,399	2,314	2,399	2,314
Gross capital expenditures	36	35	63	63
REGULATED | Operating segments | Caribbean | Caribbean Electric
Segment Reporting Information [Line Items]
Revenue	80	71	150	146
Energy supply costs	35	29	68	66
Operating expenses	13	12	23	24
Depreciation and amortization	14	13	28	26
Operating income (loss)	18	17	31	30
Other income (expenses), net	0	1	2	4
Finance charges	5	3	10	6
Income tax expense (recovery)	0	0	0	0
Net earnings (loss)	13	15	23	28
Non-controlling interests	4	4	6	7
Preference equity shareholders	0	0	0	0
Common equity shareholders	9	11	17	21
Goodwill	184	183	184	183
Identifiable assets	1,148	1,066	1,148	1,066
Total assets	1,332	1,249	1,332	1,249
Gross capital expenditures	32	42	57	64
NON-REGULATED | Operating segments | Energy Infrastructure
Segment Reporting Information [Line Items]
Revenue	59	67	115	95
Energy supply costs	0	16	1	17
Operating expenses	10	9	23	16
Depreciation and amortization	8	7	16	13
Operating income (loss)	41	35	75	49
Other income (expenses), net	0	(1)	0	1
Finance charges	1	1	2	2
Income tax expense (recovery)	2	1	7	1
Net earnings (loss)	38	32	66	47
Non-controlling interests	13	13	18	17
Preference equity shareholders	0	0	0	0
Common equity shareholders	25	19	48	30
Goodwill	27	27	27	27
Identifiable assets	1,554	1,473	1,554	1,473
Total assets	1,581	1,500	1,581	1,500
Gross capital expenditures	3	5	7	16
NON-REGULATED | Operating segments | Corporate and Other
Segment Reporting Information [Line Items]
Revenue	1	3	1	5
Energy supply costs	0	0	0	0
Operating expenses	10	28	22	53
Depreciation and amortization	1	1	1	2
Operating income (loss)	(10)	(26)	(22)	(50)
Other income (expenses), net	2	1	2	4
Finance charges	47	34	97	62
Income tax expense (recovery)	(32)	(17)	(63)	(34)
Net earnings (loss)	(23)	(42)	(54)	(74)
Non-controlling interests	0	0	0	0
Preference equity shareholders	17	18	33	37
Common equity shareholders	(40)	(60)	(87)	(111)
Goodwill	0	0	0	0
Identifiable assets	93	234	93	234
Total assets	93	234	93	234
Gross capital expenditures	CAD 0	CAD 8	CAD 0	CAD 10